Nov-20-03 05:05pm From- T-727 P.002/003 F-038

Paras Madho
Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

[redacted]

03028388

Cert NYS

1-31903

NYSE

NOV 20 2003

November 20, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
NOV 25 2003
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1933, The Gabelli Dividend & Income Trust, Common Shares of Beneficial Interest. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on November 20, 2003. Tentative listing date – November 25, 2003.

Sincerely,

Paras Madho